Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Commitments and contingencies

15   Commitments and contingencies

a     Commitment

Future minimum payments under non-cancelable agreements for operating leases that have not commenced or with lease terms of 12 months or less consist of the following as of December 31, 2019:

		Less than One	One to Three	Over Three
	Total	Year	Years	Years
	RMB	RMB	RMB	RMB
Operating lease commitments	11,877	3,414	8,433	30

Upon the adoption of ASC 842 on January 1, 2019, future minimum lease payments for operating lease liabilities as of December 31, 2019 are disclosed in Note 7.

Purchase commitments mainly include minimum commitments for non-cancellable advertising service contracts. Purchase commitments as of December 31, 2019 were as follows:

		Less than One	Over One
	Total	Year	Year
	RMB	RMB	RMB
Purchase commitments	72,739	72,739	—

b     Contingencies

There are no claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, that have in the recent past had, or to the Group’s knowledge, are reasonably possible to have, a material change on the Group’s financial position, results of operations, or cash flow.